Note 7 - Long-term Debt and Notes Payable (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 24, 2020	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Long-Term Debt, Maturity, Year One			$ 324,840
Long-Term Debt, Maturity, Year Two			3,803,998
Long-Term Debt, Maturity, Year Three			4,190,521
Paycheck Protection Program CARES Act [Member]
Debt Instrument, Interest Rate, Stated Percentage				1.00%
Proceeds from Issuance of Unsecured Debt				$ 4,981,400
Interest Payable		$ 60,323
Gain (Loss) on Extinguishment of Debt, Including Interest		5,041,723
Extinguishment of Debt, Amount		$ 4,981,400
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Long-term Line of Credit, Total			3,500,000	5,000,000.0
Line of Credit Facility, Remaining Borrowing Capacity			$ 4,400,000	$ 1,600,000
Pinnacle Financial Partners [Member] | Virginia Real Estate Loan and North Carolina Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage			3.95%
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Percent of Eligible Accounts	85.00%
Line of Credit Facility, Percent of Eligible Inventory	35.00%
Line of Credit Facility, Additional Capacity for Advances	$ 5,000,000
Line of Credit Facility, Restricted Capacity for Advances	1,500,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 18,000,000
Debt Instrument, Interest Rate, Effective Percentage	4.75%		4.75%
Debt Instrument, Term (Year)	3 years
Debt Instrument, Term Extensions (Year)	1 year
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	6.00%
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%		1.50%